UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra                   New York, New York      May 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $347,501
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name
--------------------                        ----

(1) 028-12144                              Tiger Veda Global L.P.
(2) 028-12700                              Tiger Veda L.P.

                                                      FORM 13F INFORMATION TABLE
                                                      Tiger Veda Management, LLC
                                                            March 31, 2008

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6        COLUMN 7       COLUMN 8

                                                             VALUE      SHRS OR SH/ PUT/ INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT PRN CALL DISCRETION      MANAGERS SOLE  SHARED  NONE
AMERICA MOVIL SAB DE CV         SPON ADR L SHS    02364W105  39,526     620,600 SH       SHARED-DEFINED  (1),(2)       620,600
AMERICAN TOWER CORP                  CL A         029912201  14,611     372,634 SH       SHARED-DEFINED  (1),(2)       372,634
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SHARES  03938L104  24,812     303,324 SH       SHARED-DEFINED  (1),(2)       303,324
CAPITALSOURCE INC                    COM          14055X102   2,418     250,000 SH       SHARED-DEFINED  (1),(2)       250,000
DOMTAR CORP                          COM          257559104  19,322   2,829,000 SH       SHARED-DEFINED  (1),(2)     2,829,000
EMPRESA DIST Y COMERCIAL NOR       SPON ADR       29244A102  21,604   1,101,099 SH       SHARED-DEFINED  (1),(2)     1,101,099
GOOGLE INC                           CL A         38259P508  22,860      51,900 SH       SHARED-DEFINED  (1),(2)        51,900
GPO AEROPORTUARIO DEL PAC SA      SPON ADR B      400506101  12,885     286,343 SH       SHARED-DEFINED  (1),(2)       286,343
HOLOGIC INC                          COM          436440101   6,394     115,000 SH       SHARED-DEFINED  (1),(2)       115,000
HUTCHISON TELECOMM INTL LTD     SPONSORED ADR     44841T107  21,539   1,001,325 SH       SHARED-DEFINED  (1),(2)     1,001,325
KAISER ALUMINUM CORPORATION     COM PAR $0.01     483007704  24,428     352,496 SH       SHARED-DEFINED  (1),(2)       352,496
MACQUARIE INFRASTR CO LLC       MEMBERSHIP INT    55608B105  15,807     542,648 SH       SHARED-DEFINED  (1),(2)       542,648
MIDDLEBY CORP                        COM          596278101  14,350     230,000 SH       SHARED-DEFINED  (1),(2)       230,000
MIRANT CORP NEW                      COM          60467R100  19,888     546,517 SH       SHARED-DEFINED  (1),(2)       546,517
NALCO HOLDING COMPANY                COM          62985Q101   5,366     253,722 SH       SHARED-DEFINED  (1),(2)       253,722
NETFLIX INC                          COM          64110L106   8,663     250,000 SH       SHARED-DEFINED  (1),(2)       250,000
PILGRIMS PRIDE CORP                  COM          721467108   9,407     465,000 SH       SHARED-DEFINED  (1),(2)       465,000
POLARIS INDS INC                     COM          731068102  13,738     335,000 SH       SHARED-DEFINED  (1),(2)       335,000
QUALCOMM INC                         COM          747525103  17,753     433,000 SH       SHARED-DEFINED  (1),(2)       433,000
SBA COMMUNICATIONS CORP              COM          78388J106  19,598     657,000 SH       SHARED-DEFINED  (1),(2)       657,000
SHUTTERFLY INC                       COM          82568P304   6,468     435,000 SH       SHARED-DEFINED  (1),(2)       435,000
TRUE RELIGION APPAREL INC            COM          89784N104   6,065     326,929 SH       SHARED-DEFINED  (1),(2)       326,929



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